Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Operating Results Based on Segments

	2025 Betway $ 'millions	2025 Spin $ 'millions
Revenue	1,381	850
Direct and marketing expenses	(892)	(588)
General and administrative expenses	(95)	(51)
Other operating Income	1	1
Adjusted EBITDA[1]	395	212

Material non-cash items per segment:	2025 Betway $ 'millions	2025 Spin $ 'millions
Impairment of assets	(1)	(67)

4	Segment reporting (continued)

	2024 Betway $ 'millions	2024 Spin $ 'millions
Revenue	1,106	729
Direct and marketing expenses	(799)	(493)
General and administrative expenses	(89)	(53)
Other operating Income	4	2
Adjusted EBITDA[1]	222	185
Material non-cash items per segment:	2024 Betway $ 'millions	2024 Spin $ 'millions
Impairment of assets	(40)	—

	2023 Betway $ 'millions	2023 Spin $ 'millions
Revenue	908	647
Direct and marketing expenses	(759)	(416)
General and administrative expenses	(83)	(46)
Other operating Income	3	—
Adjusted EBITDA[1]	69	185

Material non-cash items per segment:	2023 Betway $ 'millions	2023 Spin $ 'millions
Impairment of assets	(39)	—
[1] Adjusted EBITDA is defined as profit / (loss) before taxation, finance income, finance expense, depreciation, amortization, unrealized foreign exchange, expenses in connection with RSU awards, change in fair values of options, impairment of assets, US iGaming closure, provision for remote gaming duty, provision for penalties, gain on disposal of business, US Sportsbook Closure, market closure costs and other adjustments. Refer to the Adjusted EBITDA reconciliation below for further details.
Summary of Segment of Performance Based on Revenue
Revenue by segment:

	2025	2024	2023
Revenue - Betway	1,381	1,106	908
Revenue - Spin	850	729	647
Revenue consolidated	2,231	1,835	1,555

4	Segment reporting (continued)
Direct and marketing expenses by segment:

	2025	2024	2023
Direct and marketing expenses - Betway	892	799	759
Direct and marketing expenses - Spin	588	493	416
Total segmental direct and marketing expenses	1,480	1,292	1,175
Reconciling items:
Foreign exchange variances	1	6	4
RSU expenses	15	11	18
Gaming taxes	21	—	—
iGaming closure costs	17	—	—
Sportsbook closure costs	—	33	—
Market closure costs	—	6	12
Bad debts	—	—	3
Other	5	2	—
Head office and other unallocated costs[1]	26	24	19
Total consolidated direct and marketing expenses	1,565	1,374	1,231
[1] 'Head Office and Other unallocated costs' represent head office costs and other net costs that cannot practically be allocated to an operating segment. It excludes immaterial income relating to rental earned on the letting of property owned by the Group and a share of losses and profits from associates.

General and administrative expenses by segment:

	2025	2024	2023
General and administrative expenses - Betway	95	89	83
General and administrative expenses - Spin	51	53	46
Total segmental direct and marketing expenses	146	142	129
Reconciling items:
iGaming closure costs	2	—	—
Sportsbook closure costs	—	3	—
Other	2	2	5
Head office and other unallocated costs[1]	26	28	25
Total consolidated general and administrative expenses	176	175	159
[1] 'Head Office and Other unallocated costs' represent head office costs and other net costs that cannot practically be allocated to an operating segment. It excludes immaterial income relating to rental earned on the letting of property owned by the Group and a share of losses and profits from associates.
[2] 'Other adjustments' refers to unrealized foreign exchange, expenses in connection with RSU awards and other immaterial items.
Summary of Adjusted Earnings Before Interest Tax Depreciation and Amortization
A reconciliation of the segment performance measure (Adjusted EBITDA) to profit / (loss) for the period reported in the financial statements as presented in the segment note disclosure for the twelve months ended December 31, 2025, December 31, 2024 and December 31, 2023 is as follows:

4	Segment reporting (continued)

	Note	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Adjusted EBITDA - Betway		395	222	69
Adjusted EBITDA - Spin		212	185	185
Adjusted EBITDA - Reportable segments		607	407	254
Unallocated costs[1]		(47)	(50)	(38)
Income tax expense	7	(138)	(81)	(28)
Finance income		11	11	10
Finance expense		(12)	(7)	(3)
Depreciation and amortization expense		(74)	(84)	(89)
Unrealized foreign exchange		—	(6)	(4)
RSU expense	23	(15)	(11)	(18)
Change in fair value of options	18	—	(14)	(31)
Impairment of assets	10	(68)	(40)	(39)
US iGaming Closure	10	(19)	—	—
Provision for remote gaming duty[2]	21	(17)	—	—
Provision for penalties[2]	21	(4)	—	—
Gain on disposal of business	19	—	44	—
US Sportsbook Closure		—	(36)	—
Market closure[3]		—	(6)	(12)
Other adjustments[4]		(6)	(4)	(10)
Profit/(loss) for the period		218	123	(8)
[1] Unallocated net costs includes immaterial income relating to rental earned on the letting of property owned by the Group and a share of losses and profits from associates. This amount includes costs that cannot be allocated to a reportable segment.

[2] The Group has provided for an amount of $26 million relating to the ongoing Remote Gaming Duty matter for the period 2018 - 2022 between Jumpman and HMRC, of which $5 million has been included in Finance Expense.

[3] Market closure costs relates to the Group's exit from the Indian market on October 1, 2023. In 2023, this includes contract termination costs, bad debt and contract write offs. In 2024, this includes additional bad debt in connection with the closure along with other costs relating to additional market closure. These costs are recognized in direct and marketing expenses.

[4] Other adjustments mainly relate to Sportsbook Software acquisition related costs and certain legal costs. continuing in 2025 from 2024. In 2023, this included bad debt and SOX implementation fees relating to new acquisitions.

Summary of Dissagregation of Revenue Based on Products
Group revenue disaggregated by product line for the year ended December 31, 2025:

	Betway $ 'millions	Spin $ 'millions	Group revenue $ 'millions
Online casino[4]	940	850	1,790
Sports betting[4]	408	—	408
Brand licensing[5]	26	—	26
Other[6]	7	—	7
Total revenue	1,381	850	2,231

4	Segment reporting (continued)
Group revenues disaggregated by product line for the year ended December 31, 2024:

	Betway $ 'millions	Spin $ 'millions	Group revenue $ 'millions
Online casino[4]	716	728	1,444
Sports betting[4]	363	—	363
Brand licensing[5]	20	—	20
Other[6]	7	1	8
Total revenue	1,106	729	1,835

Group revenues disaggregated by product line for the year ended December 31, 2023:

	Betway $ 'millions	Spin $ 'millions	Group revenue $ 'millions
Online casino[4]	522	646	1,168
Sports betting[4]	322	—	322
Brand licensing[5]	37	—	37
Other[6]	27	1	28
Total revenue	908	647	1,555
[4] Online casino and sports betting revenues are not within the scope of IFRS 15 ‘Revenue from Contracts with Customers’ and are treated as financial instruments under IFRS 9 ‘Financial Instruments’.
[5] Brand licensing revenues are within the scope of IFRS 15 ‘Revenue from Contracts with Customers’.
[6] Other relates mainly to DGC usage fee income in 2023 and 2024 as well as profit share and outsource fees in all years from external customers.

Summary of Disaggregation of Revenue Geographically	The Group further analyzed revenue according to the following regions:

4	Segment reporting (continued)

	2025 Betway $ 'millions	2025 Spin $ 'millions	2025 Total $ 'millions
Africa and Middle East	877	21	898
Asia-Pacific	30	117	147
Europe	317	108	425
North America	146	596	742
South/Latin America	11	8	19
	1,381	850	2,231
	%	%	%
Africa and Middle East	64%	2%	40%
Asia-Pacific	2%	14%	7%
Europe	23%	13%	19%
North America	10%	70%	33%
South/Latin America	1%	1%	1%

	2024 Betway $ 'millions	2024 Spin $ 'millions	2024 Total $ 'millions
Africa and Middle East	704	5	709
Asia-Pacific	27	124	151
Europe	209	90	299
North America	155	497	652
South/Latin America	11	13	24
	1,106	729	1,835
	%	%	%
Africa and Middle East	64%	1%	39%
Asia-Pacific	2%	17%	8%
Europe	19%	12%	16%
North America	14%	68%	36%
South/Latin America	1%	2%	1%

	2023 Betway $ 'millions	2023 Spin $ 'millions	2023 Total $ 'millions
Africa and Middle East	446	4	450
Asia-Pacific	132	112	244
Europe	156	88	244
North America	159	429	588
South/Latin America	15	14	29
	908	647	1,555
	%	%	%
Africa and Middle East	49%	1%	28%
Asia-Pacific	14%	17%	16%
Europe	17%	14%	16%
North America	18%	66%	38%
South/Latin America	2%	2%	2%